UNITED STATES
                       SECURITIES AND EXHCHANGE COMMISSION
                           Washington, D.C.  20549

                                   FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:         Halcyon Offshore Management Company LLC
Address:      477 Madison Avenue
              8th Floor
              New York, NY  10022

13F File No:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James R. Pasquarelli
Title:        Chief Financial Officer
Phone:        212-303-9414
Signature, Place, and Date of Signing:
        James R. Pasquarelli           New York, NY          September 30, 1999

Report Type:

[ X ]         13F HOLDINGS REPORT

[   ]         13F NOTICE

[   ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Value Total:  $129,446

List of Other Included Managers:

NONE

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Halcyon Offshore Mgmt. Co.
13F Report
September 30, 1999
(SEC USE ONLY)

ITEM 1                                  ITEM 2    ITEM 3 	  ITEM 4	  ITEM 5				ITEM 6			        ITEM 7 ITEM 8
                                                                               INVESTMENT              VOTING
                                                                               DISCRETION              AUTHORITY
                                        TITLE OF	 CUSIP    	VALUE	   SHARES OR	(A)	 (B)	   (C)	 MANA-	 (A)	    (B)	   (C)
NAME OF ISSUER	                         CLASS	    NUMBER	   (X$1000) PRIN. AMT	SOLE	SHARED	NONE	GERS	  SOLE	   SHARED	NONE
Ameritech Corp.	                        COMMON	   30954101	  11,946  178,970		        X	    X 		       178,970
Anacomp Inc - New	                      COMMON	   32371106	     901   54,728		        X	    X		         54,728
Asarco Inc.	                            COMMON	   43413103	   7,303  270,472		        X 	   X		        270,472
Abraxas Petroleum Corp.	                COMMON	   3830106 	      75   34,254		        X	    X		         34,254
Alza Corp.	                             COMMON	   22615108	   7,449 	173,980		        X	    X		        173,980
Bonneville Pacific	                     COMMON	   98904105	     122   19,109		        X	    X		         19,109
Cogeneration Corp of Amer.formerly NRGG	COMMON 	  19238M105 	   105   	4,347		        X	    X		          4,347
CPI Corp.	                              COMMON	   125902106	  1,491  	43,612		        X	    X		         43,612
Case Corp.	                             COMMON	   14743R103	  7,156  	14,368		        X	    X		         14,368
Century Comm. Corp.	                    COMMON	   156503104	    641  	14,057		        X	    X		         14,057
Cyprus Amax Minerals Co.	               COMMON	   232809103	  4,967	 253,108		        X	    X		        253,108
DuPont  ElDe Nemours & Co.	             COMMON	   263534109	    164	   2,709		        X	    X		          2,709
Data General Corp. 	                    COMMON	   237688106	  1,640	  77,846		        X	    X		         77,846
Delta & Pine Land Co.	                  COMMON	   247357106	    923	  35,690		        X	    X		         35,690
Elbit Limited	                          COMMON	   284275104	    686	  53,292		        X 	   X		         53,292
Exxon Corporation	                      COMMON	   302290101	    667	   8,772		        X  	  X 		         8,772
Forte Software Inc.	                    COMMON	   349546101	  1,959	  71,250		        X	    X		         71,250
Fuisz Tech Ltd.	                        COMMON	   359536109	    176	  27,814		        X	    X		         27,814
Global Crossing	                        COMMON	   G3921A100	    407	  15,694		        X	    X		         15,694
Global Light Telecoms	                  COMMON	   37934X100	    632	  62,066		        X 	   X		         62,066
Guarantee Life Cos. Inc.	               COMMON	   400740106	      2	      72		        X	    X		             72
Int'l Network Services	                 COMMON	   460053101	  5,268   96,884		        X	    X		         96,884
Iridium World Comm. Cl. A	              COMMON	   G49398105	     22	   7,119		        X	    X		          7,119
Jones Intercable Class A	               COMMON	   480206200	    204	   3,769		        X	    X		          3,769
King World Productions                  COMMON	   495667107	  1,703	  45,414		        X	    X		         45,414
LADD Furniture Inc.	                    COMMON	   505739201	     28	   1,318		        X	    X		          1,318
Life USA Holding Inc.	                  COMMON	   531918209	    183	   8,869		        X	    X		          8,869
Lone Star Ind.	                         COMMON	   542290408	  4,616	  92,548		        X	    X		         92,548
MacMillan Bloedel Ltd.	                 COMMON	   554783208	    187	  11,899		        X	    X		         11,899
Media General Inc. Cl. A                COMMON	   584404107	  3,870	  75,518		        X	    X		         75,518
MediaOne	                               COMMON	   58440J104	  8,084	 118,334		        X	    X		        118,334
MFN Financial Corp	                     COMMON	   55272N104	      4	     353		        X	    X		            353
Nalco Chemical Co.	                     COMMON	   629853102	  6,336	 125,461		        X	    X		        125,461
Network Computing Devices	              COMMON	   64120N100	    186	  41,382		        X	    X		         41,382
Nielsen Media Research	                 COMMON	   653929307	  4,181  112,441		        X	    X		        112,441
Novacare Inc.	                          COMMON	   669930109	    206	 173,803		        X	    X  		      173,803
Olsten Corp.	                           COMMON 	  681385100	  4,946	 473,834		        X	    X		        473,834
Omnipoint Corp.	                        COMMON	   68212D102	     88	   1,582		        X	    X		          1,582
Orion Capital Corp.	                    COMMON	   686268103	  7,577	 159,927		        X	    X		        159,927
Outdoor Systems Inc.	                   COMMON	   690057104	  1,978	  55,319		        X	    X		         55,319
Periphonics Corp.	                      COMMON	   714005105	    198	   6,317		        X	    X		          6,317
Pioneer Hi-Bred	                        COMMON	   723686101	  6,785	 170,957		        X 	   X		        170,957
Pool Energy Services Co.	               COMMON	   732788104	  1,814	  73,680		        X	    X		         73,680
Premark Int'l.	                         COMMON	   740459102 	 3,180	  62,964		        X	    X		         62,964
Reynolds Metals Co.	                    OPTIONS	  761763101	  1,864	  30,881		        X	    X		         30,881
Republic NY Corp.	                      OPTIONS	  760719104	  2,782   45,286		        X	    X		         45,286
Sequent Computer Systems Inc.	          COMMON	   817338106	  1,900	 105,567		        X	    X		        105,567
Skytel Comm. Inc.	                      COMMON	   83087Q104	  1,379	  75,278		        X	    X		         75,278
Smart Modular Tech. Inc.	               COMMON	   831690102	  1,055	  30,980		        X	    X		         30,980
Stanford Communications	                COMMON	   854402104	    457 	 14,377		        X	    X		         14,377
Total Fina ADR	                         COMMON	   89151E109	    412	   6,500		        X	    X		          6,500
Trans World Entertainment Corp.	        COMMON	   89336Q100	  1,560	 122,939		        X	    X		        122,939
Transaction Network	                    COMMON	   893414102	  2,945	  75,044		        X	    X		         75,044
Unitrode Corp.	                         COMMON	   913283107	    548	  13,057		        X	    X		         13,057
Viasoft, Inc.                           COMMON	   92552U102	    729	  84,815		        X	    X		         84,815
World Color Press, Inc.                 COMMON	   981443104	  6,725	 180,542		        X	    X		        180,542
Wyman Gordon Co.	                       COMMON	   983085101	    681	  36,467		        X	    X		         36,467
Case Corp.  PUT JAN 40	                 OPTIONS	  14743R9MH	     48	     321		        X	    X		            321
Case Corp.  CALL JAN 50	                OPTIONS	  14743R9AJ	     63	     187		        X	    X		            187
DuPont  ElDe Nemours & Co.  PUT OCT 87	 OPTIONS	  2635349OP	    355	     136		        X	    X		            136
Frontier Corp   CALL OCT 55	            OPTIONS	  35906P9JK	     59	     264		        X	    X		            264
Global Crossing    PUT OCT 35	          OPTIONS	  G3921A9VG	    137     	157		        X	    X		            157
Iridium Options    PUT OCT 15	          OPTIONS	  G493989VC	     59	      47		        X	    X		             47
Orion Capital Corp.   CALL NOV 40	      OPTIONS	  6862689KH	     12	      15		        X	    X		             15
Orion Capital Corp.   CALL NOV 45	      OPTIONS	  6862689KI	     30	      74		        X 	   X	    	         74
Phelps Dodge Corp.  CALL OCT 55	        OPTIONS	  7172659JK	      4	      22		        X	    X		             22
S&P 500 Options   PUT NOV 1225	         OPTIONS	  9VE	           53	      90		        X	    X		             90
S&P 500 Options   PUT NOV 1225	         OPTIONS 	 9WE	          128	      58		        X	    X		             58
S&P 500 Options   PUT OCT 1275	         OPTIONS	  9VO	          154	      90		        X	    X		             90
Total Fina ADR     PUT OCT 72 15/64	    OPTIONS	  89151E9OP	     62	      65		        X	    X		             65
Worldcom Inc.   PUT OCT 75	             OPTIONS	  98155K9VO	     91	     207		        X	    X		            207
Nebco Evans Pfd.	                       PREFERRED	U62922106	    234    6,597		        X	    X		          6,597
Golden Ocean Group  Warrants	           WARRANT	  381138R16	      0	     500		        X	    X		            500
Lone Star Ind. Warrants	                WARRANT	  542290119	    302	   3,734		        X	    X		          3,734
                                                            -------
                                                            129,446


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